SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS	NOTE 11 — SUBSEQUENT EVENTS The Company evaluated the subsequent event through the date of this report, and concluded that there are no material reportable subsequent events need to be disclosed.
Alpha Time Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

Note 9 - Subsequent Events

The Company has evaluated subsequent events through the August 14, 2024 these condensed financial statements were available for issuance and determined that there were no significant unrecognized events through that date other than those noted below.

Subsequent to June 30, 2024, the company has deposited $110,000 in the Trust Account to extend the timeline for completion of business combination from July 4, 2024 to September 4, 2024.

Note 9 - Subsequent Events

The Company has evaluated subsequent events through April 15, 2024, which was the date these financial statements were available for issuance and determined that there were no significant unrecognized events through that date other than those noted below.

On January 5, 2024, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) by and among the Company, HCYC Holding Company (“PubCo”), ATMC Merger Sub 1 Limited (“Merger Sub 1”), ATMC Merger Sub 2 Limited (“Merger Sub 2”), and HCYC Merger Sub Limited (“Merger Sub 3”, and together with PubCo, Merger Sub 1 and Merger Sub 2, the “Acquisition Entities”), and HCYC Group Company Limited, Cayman Islands exempted company (“HCYC”). Pursuant to the Merger Agreement, the parties thereto will enter into a business combination transaction by which (i) the Company will merge with and into Merger Sub 1, with the Company surviving such merger; (ii) the Company will merge with and into Merger Sub 2, with Merger Sub 2 surviving such merger; and (iii) HCYC will merge with and into Merger Sub 3, with HCYC surviving such merger (collectively, the “Mergers”). The Merger Agreement and the Mergers were unanimously approved by the boards of directors of each of AlphaTime and HCYC. The Business Combination is expected to be consummated after obtaining the required approval by the shareholders of the Company and HCYC and the satisfaction of certain other customary closing conditions.

Concurrently with the execution of the Merger Agreement, the Company entered into a support agreement (the “Sponsor Support Agreement”) with certain holders (the “Founder Shareholders”) of the Company’s ordinary shares (the “Founder Shares”) with respect to Founder Shares of currently owned by the Founder Shareholders. The Sponsor Support Agreement provides that the Founder Shareholders will appear at shareholders meetings of the Company and vote, consent or approve the Merger Agreement and the Mergers, whether at a shareholder meeting of AlphaTime or by written consent. It further provides that the Founder Shareholders will vote against (or act by written consent against) any alternative proposals or actions that would impede, interfere with, delay, postpone or adversely affect the Merger or any of the Mergers.

On January 4, 2024, the Company deposited $165,000 into the Trust Account to extend the deadline to complete the business combination from January 4, 2024 to April 4, 2024. On April 4, 2024, the Company deposited $55,000 into the Trust Account to extend the deadline to complete the business combination from April 4, 2024 to May 4, 2024.